RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 17 - RELATED PARTY TRANSACTIONS

Entities related to two of the Company's Supervisory Board members provide legal services to the Company. Legal expense related to these services is $46, $35 and $47 for the years ended December 31, 2019, 2018 and 2017, respectively. Included in accounts payable on the accompanying consolidated balance sheets is $1 and $9 due for these services as of December 31, 2019 and 2018, respectively.

The Company engages the services of a related party to provide certain selling and management services to the authentication technology segment. The Company incurred expenses of $801, $715 and $254 for such services for the years ended December 31, 2019, 2018 and 2017, respectively. In addition, since April 2018, the related party serves as a board member of the Company and was paid an amount of $28 and $15 as board fees, for the years ended December 31, 2019 and 2018, respectively.

An entity related to the Company’s main shareholder provided a letter of credit of $1,000 to a commercial bank to guarantee a borrowing arrangement on behalf of one of the Company’s subsidiaries. In December 2017, the Company agreed with the commercial bank to reduce the letter of credit to $700. In April 2018, the letter of credit was reduced to $500. In December 2019, the Company replaced the letter of credit by its own letter of credit.

The Company engages the services of a related party to provide certain selling services to its authentication technology segment. The Company incurred expenses of $106, $110 and $95 for such services for the years ended December 31, 2019, 2018 and 2017, respectively.

The Company engages the services of a related party to provide internal audit services. The Company incurred expenses of $170, $155 and $114 for such services for the years ended December 31, 2019, 2018 and 2017, respectively.

The chairman of the board, a related party, receives annual compensation of $50 for his services as chairman.

In August 2017, the Company engaged the services of a related party to provide certain selling and administrative services to its authentication technology segment. The Company incurred expenses of $39 and $103 for such services for the years ended December 31, 2019 and 2018, respectively. In addition, the related party serves as a board member of the Company, and was paid an amount of $30 and $15 as board fees, for the years ended December 31, 2019 and 2018, respectively.

In April 2018, the Company issued 3,350,000 shares to certain directors and officers of the Company for a purchase price of $0.66 per share. In December 2018, additional 750,000 shares were issued to two related parties for a price of $0.48 per share.

In May 2018, the Company engaged the services of a related party to provide certain administration services. The Company incurred expenses of $98 and $53 for such services for the years ended December 31, 2019 and 2018, respectively.

In May 2019, the Company engaged the services of Arrow (see note 5) to provide some administrative services. The Company incurred expenses of $62 for such services for the year ended December 31, 2019.

In June 2019, the Company issued 3,000,000 shares to certain directors and officers of the Company for a purchase price of $0.40 per share.

In December 2019, the Company purchased shares and shareholders debt of Arrow for $1,750 (see note 5).